Class A, C, R and Y | Invesco Strategic Real Return Fund
Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek to mitigate the effects of unanticipated inflation and to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, R and Y - Invesco Strategic Real Return Fund	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, R and Y - Invesco Strategic Real Return Fund		Class A	Class C	Class R	Class Y
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		1.02%	1.02%	1.02%	1.02%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.88%	2.63%	2.13%	1.63%
Fee Waiver and/or Expense Reimbursement	[1]	1.06%	1.06%	1.06%	1.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.82%	1.57%	1.07%	0.57%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.21% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.82%, 1.57%, 1.07% and 0.57%, respectively, of the Fund's average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on December 31, 2019 and June 30, 2020. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, R and Y - Invesco Strategic Real Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	332	726	1,144	2,312
Class C	260	717	1,300	2,885
Class R	109	565	1,047	2,378
Class Y	58	410	786	1,843

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, C, R and Y - Invesco Strategic Real Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	332	726	1,144	2,312
Class C	160	717	1,300	2,885
Class R	109	565	1,047	2,378
Class Y	58	410	786	1,843

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by actively allocating assets across three debt-related asset classes: (i) U.S. Treasury Inflation-Protected Securities (TIPS Portfolio); (ii) bank loans (Bank Loan Portfolio); and (iii) high yield securities (High Yield Portfolio), all of which are described in further detail below. The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), periodically will allocate assets between and within the three asset classes based on their relative risk and return expectations.

In addition to the three primary asset classes above, the Adviser may make opportunistic investments in other asset classes that it believes have favorable prospects for current income in inflationary environments. For example, the Adviser may make opportunistic investments in convertible securities if it believes they have favorable prospects of offering a competitive current income stream in inflationary environments.

The Fund will use derivative instruments for risk management, portfolio management, earning income, managing target duration, hedging interest rate sensitivity of individual bonds, hedging credit risk, hedging currency risk or gaining or reducing exposure to interest rates or a particular asset class or issuer. The Fund’s use of derivatives will involve the purchase and sale of interest rate swaps and futures (including treasury futures), options on bond or interest rate futures, credit default swaps, credit default index swaps, consumer price index swaps, currency futures, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. The Fund may hold long and short positions in derivatives.

High Yield Portfolio

The High Yield Portfolio invests primarily in debt securities of U.S. and foreign issuers denominated in U.S. dollars that are determined to be below investment grade quality. Below investment grade securities are commonly known as “junk bonds.” The High Yield Portfolio will invest principally in junk bonds rated B or above by a nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed to be of comparable quality by the portfolio managers. There is no requirement with respect to the maturity or duration of debt securities in which this segment of the Fund may invest.

The High Yield Portfolio may invest in affiliated and unaffiliated exchange-traded funds (ETFs) and open-end and closed-end investment companies to manage its exposure to the high yield debt asset class.

The High Yield Portfolio may invest in preferred stocks.

The High Yield Portfolio may invest in illiquid or thinly traded investments. The High Yield Portfolio may also invest in Rule 144A private placement securities that are subject to resale restrictions.

The High Yield Portfolio can invest in derivative instruments including futures contracts and swap contracts.

In selecting securities for the High Yield Portfolio, the portfolio managers focus on high yield bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. The portfolio managers’ research generally includes a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis may involve an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of its debt). The team’s analysis may include, but is not limited to: (i) an ongoing review of the securities’ relative value compared with other high yield bonds, and (ii) a top-down analysis of sector and macro-economic trends, such as changes in interest rates. The portfolio managers attempt to control the High Yield Portfolio’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries.

Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Bank Loan Portfolio

The Bank Loan Portfolio invests in (i) senior secured floating rate loans made by banks and other lending institutions, (ii) senior secured floating rate debt instruments, (iii) unsecured bank loans, and (iv) secured and unsecured notes and bonds. Currently, the Fund’s exposure to this asset class is achieved through investments in other underlying mutual funds advised by the Adviser and ETFs advised by Invesco Capital Management LLC (Invesco Capital). The Adviser and Invesco Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd.

The Bank Loan Portfolio may invest in floating rate loans and floating rate debt securities that are determined to be below investment grade.

The Bank Loan Portfolio may invest in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.

The Bank Loan Portfolio may invest in collateralized loan obligations (CLOs). The Bank Loan Portfolio also may invest in defaulted or distressed loans, loans to bankrupt companies, and in subordinated loans. Some of the floating rate loans and debt securities in which the Fund may invest will be considered illiquid.

The Bank Loan Portfolio can invest in derivative instruments including swap contracts, the underlying assets of which are senior secured loans, second lien loans, unsecured corporate loans and secured or unsecured bonds.

The portfolio managers construct the Bank Loan Portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market and ongoing credit analysis of issuers. In constructing the portfolio, the portfolio managers analyze each company to determine the company’s earnings potential and other factors indicating the sustainability of earnings growth. In selecting loans and debt securities for the Bank Loan Portfolio, the portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. Among the factors that the portfolio managers consider are the nature of the industry in which the borrower operates, the nature of the borrower’s assets and the general quality and creditworthiness of the borrower.

Decisions to purchase or sell loans and securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of loans and securities may be related to a decision to alter the Fund’s macro risk exposure, a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

TIPS Portfolio

The TIPS Portfolio generally will invest in U.S. Treasury inflation-protected securities (TIPS) that comprise The ICE BofAML US Inflation-Linked Treasury IndexSM (the Underlying Index). The Underlying Index is an unmanaged index comprised of TIPS with at least $1 billion in outstanding face value, a remaining term to final maturity of greater than one year and that have interest and principal payments tied to inflation. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly.

The portfolio management team uses a replication strategy to track, as closely as possible, the securities in the Underlying Index and their respective weightings, by investing directly in securities that make up the Underlying Index. The portfolio management team adjusts the composition of the Fund to reflect changes in the composition of the Underlying Index and may use a representative sampling methodology to track the performance of the Underlying Index. Representative sampling means that the portfolio management team may use a quantitative analysis to select either a subset of the securities that make up the Underlying Index or a combination of some or all of the securities that make up the Underlying Index and other securities that are not part of the Underlying Index. In either case, the representative sampling of securities selected by the portfolio management team should have, in the aggregate, the investment characteristics that are similar to the Underlying Index in terms of key factors, performance attributes and other characteristics, such as country weightings, duration, maturity, yield and coupon, as applicable. It is expected that the portfolio management team will use this representative sampling methodology where it is difficult to acquire the necessary securities that make up the Underlying Index, where the asset levels of the Fund do not allow for the holding of all the securities that make up the Underlying Index or where it is otherwise beneficial to the Fund to do so.

Unlike many investment companies, the TIPS Portfolio does not attempt to outperform the Underlying Index. Rather, the TIPS Portfolio uses an indexing approach, which may eliminate the chance that the TIPS Portfolio will substantially outperform the Underlying Index, but it may also reduce some of the risk of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The TIPS Portfolio can invest in derivative instruments including futures contracts and swap contracts. The TIPS Portfolio may purchase and sell TIPS on a when issued, delayed delivery or forward commitment basis. The TIPS Portfolio may also seek to obtain market exposure to TIPS by using other investment techniques (such as reverse repurchase agreements).
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Asset-Backed Securities Risk. Asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans, which could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Asset-backed securities also are subject to extension risk, which is the risk that a rise in interest rates could reduce the rate of prepayments, causing the price of the asset-backed securities and the Fund’s share price to fall.

Bank Loan Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. For the Fund, these risks related to bank loans are associated with the underlying funds in which the Fund invests. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Indexing Risk. Certain portions of the Fund’s assets are managed pursuant to an indexing approach (Indexed Assets) and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Indexed Assets. Ordinarily, the Fund will not sell portfolio securities of the Indexed Assets except to reflect additions or deletions of the securities that comprise the index the Fund seeks to track with respect to the Indexed Assets (Underlying Index), or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Indexed Assets, and therefore the Fund, will be negatively affected by declines in the securities represented by the Underlying Index. Also, there is no guarantee that the Fund will be able to correlate the performance of the Indexed Assets with that of the Underlying Index.

Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and the Fund's income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.

Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.

Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Management Risk. Certain portions of the Fund’s assets are actively managed and depend heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

Reverse Repurchase Agreement Risk. If the market value of securities to be repurchased declines below the repurchase price, or the other party defaults on its obligation, the Fund may be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage, which will make the Fund’s returns more volatile and increase the risk of loss. Additionally, interest expenses related to reverse repurchase agreements could exceed the rate of return on other investments held by the Fund, thereby reducing returns to shareholders.

Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.

Sampling Risk. The use by the TIPS Portfolio of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index and in the TIPS Portfolio holding securities not included in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the TIPS Portfolio could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were held. The use by the TIPS Portfolio of a representative sampling approach may also include the risk that it may not track the return of the Underlying Index as well as it would have if the TIPS Portfolio held all of the securities in the Underlying Index.

Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2018): 0.84% Best Quarter (ended March 31, 2016): 2.95% Worst Quarter (ended September 30, 2015): -2.23%
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Class A, C, R and Y - Invesco Strategic Real Return Fund		1 Year	Since Inception	Inception Date
Class A shares:		1.51%	1.82%	Apr. 30, 2014
Class A shares: | Return After Taxes on Distributions		0.05%	0.33%	Apr. 30, 2014
Class A shares: | Return After Taxes on Distributions and Sale of Fund Shares		0.85%	0.70%	Apr. 30, 2014
Class C shares:		2.38%	1.75%	Apr. 30, 2014
Class R shares:		4.00%	2.28%	Apr. 30, 2014
Class Y shares:		4.42%	2.78%	Apr. 30, 2014
ICE BofAML US Inflation-Linked Treasury Index (reflects no deductions for fees or expenses)	[1]	3.33%	1.94%
ICE BofAML Current 10-Year US Treasury Index (reflects no deductions for fees or expenses)	[1]	2.07%	2.42%
Custom Invesco Strategic Real Return Index (reflects no deductions for fees or expenses)		4.60%	3.23%
Lipper Inflation Protected Bond Funds Index		2.49%	1.11%
[1]	The Fund has elected to use the ICE BofAML US Inflation-Linked Treasury Index to represent its broad-based securities market benchmark rather than the ICE BofAML Current 10-Year US Treasury Index because the ICE BofAML US Inflation-Linked Treasury Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.